Long-term assets - E.1.6. Impairment testing of goodwill (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill impairment testing, period of planning horizon	15 years
Colombia
Disclosure of information for cash-generating units [line items]
WACC rate, impairment loss test, Bits Per Second	0.82%
Average EBITDA margin, impairment loss test, Bits Per Second	(1.07%)
CAPEX intensity, impairment loss test, Bits Per Second	0.13%
Nicaragua
Disclosure of information for cash-generating units [line items]
WACC rate, impairment loss test, Bits Per Second	1.17%
Minimum
Disclosure of information for cash-generating units [line items]
WACC rates, sensitivity analysis, changes in key assumptions (in percent)	(2.00%)	(1.00%)
Perpetual growth rate, , sensitivity analysis, changes in key assumptions (in percent)	(1.00%)	(1.00%)
EBITDA margin, sensitivity analysis, changes in key assumptions (in percent)	(2.00%)	(2.00%)
CAPEX intensity, sensitivity analysis, changes in key assumptions (in percent)	(1.00%)	(1.00%)
Maximum
Disclosure of information for cash-generating units [line items]
WACC rates, sensitivity analysis, changes in key assumptions (in percent)	2.00%	1.00%
Perpetual growth rate, , sensitivity analysis, changes in key assumptions (in percent)	1.00%	1.00%
EBITDA margin, sensitivity analysis, changes in key assumptions (in percent)	2.00%	2.00%
CAPEX intensity, sensitivity analysis, changes in key assumptions (in percent)	1.00%	1.00%
Bolivia
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	41.20%	42.70%
Average CAPEX intensity	15.20%	16.60%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	9.80%	11.60%
Colombia
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	36.00%	36.10%
Average CAPEX intensity	17.20%	17.40%
Perpetual growth rate	2.00%	2.00%
WACC rate after tax	11.40%	8.90%
Guatemala
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	51.20%	54.70%
Average CAPEX intensity	11.60%	12.30%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	10.10%	8.40%
Costa Rica
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	37.50%	35.50%
Average CAPEX intensity	15.50%	15.10%
Perpetual growth rate	2.00%	2.00%
WACC rate after tax	11.80%	11.10%
El Salvador
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	41.00%	39.30%
Average CAPEX intensity	13.00%	12.90%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	14.10%	14.70%
Nicaragua
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	46.80%	45.90%
Average CAPEX intensity	14.50%	16.00%
Perpetual growth rate	2.50%	3.00%
WACC rate after tax	15.00%	12.50%
Panama
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	46.90%	47.00%
Average CAPEX intensity	14.90%	17.20%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	8.80%	7.00%
Paraguay
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	44.50%	42.60%
Average CAPEX intensity	14.90%	15.40%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	10.00%	8.30%
Tanzania
Disclosure of information for cash-generating units [line items]
Average EBITDA margin		38.00%
Average CAPEX intensity		12.50%
Perpetual growth rate		1.00%
WACC rate after tax		13.20%